Income Taxes (Successor) (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Provision For (Benefit) From Income Taxes
The provision for (benefit) from income taxes is set forth below (in thousands):

Successor
December 16, 2020 Through December 31, 2020
Current:
U.S. Federal	$4
State	—
Foreign	—

Current tax provision	4

Deferred:
U.S. Federal	(314)
State	(56)
Foreign	—

Deferred tax provision (benefit)	(370)

Income tax provision (benefit)	$(366)

Schedule of Deferred Tax Assets (Liabilities)
Deferred tax assets (liabilities) are set forth below (in thousands):

Year Ended December 31, 2020
Deferred tax assets:
Allowance for doubtful accounts	$33
Fixed assets	(1,876)
Intangible assets	(87)
Goodwill	(20)
Deferred franchise fees	752
Deferred rent	7
Stock compensation	203
Accrued expenses	—
Accrued paid time off	21
Unrealized gain/loss on disposal of assets	3
Transaction costs	127
Net operating losses	1,550

Total net Deferred Tax Assets	$713

Schedule of Reconciliation of Income Tax Rate
The reconciliation of income tax computed at the U.S. federal
s
tatutory rate of 21% to reported income tax is set forth below:

Successor
December 16, 2020 Through December 31, 2020
Income tax provision at the U.S. federal statutory rate	$1,046
Permanent differences	(181)
Change in derivative liability	(1,175)
State taxes (tax effected)	(56)

Total tax expense (benefit)	$(366)